UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2007

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at May 31, 2007 (Unaudited)

Shares		Value

	COMMON STOCKS: 66.2%

	Auto Components: 4.6%
161,000	Noble International Ltd.	$3,173,310

	Biotechnology: 3.4%
190,000	Luminex Corp. *	2,357,900

	Chemicals: 3.0%
149,000	American Vanguard Corp.	2,054,710

	Commercial Banks: 6.8%
24,000	Bank of the Ozarks, Inc.	689,280
104,000	First State Bancorp.	2,300,480
44,000	Hancock Holding Co.	1,739,760
		4,729,520
	Energy Equipment & Services: 7.1%
181,300	Input/Output, Inc. *	2,906,239
72,000	PHI, Inc. *	2,052,000
		4,958,239
	Health Care Equipment & Supplies: 3.1%
53,000	Varian Medical Systems, Inc. *	2,135,900

	Health Care Providers & Services: 3.4%
48,200	Quest Diagnostics, Inc.	2,362,764

	Hotels Restaurants & Leisure: 3.9%
95,000	The Cheesecake Factory, Inc. *	2,680,900

	Internet Software & Services: 4.1%
500,000	NIC, Inc.	2,825,000

	Leisure Equipment & Products: 3.7%
62,000	Pool Corp.	2,538,900

	Machinery: 4.7%
161,600	3D Systems Corp. *	3,257,856

	Oil & Gas: 2.8%
98,500	Delta Petroleum Corp. *	1,934,540

	Oil & Gas Exploration & Production: 4.1%
87,000	Gulf Island Fabrication, Inc.	2,882,310

	Software: 4.0%
105,000	EPIQ Systems, Inc. *	2,772,000

	Specialty Retail: 7.5%
109,000	Cabela's, Inc. - Class A *	2,511,360
71,700	O'Reilly Automotive, Inc. *	2,723,883
		5,235,243

	TOTAL COMMON STOCKS
	(Cost $36,546,638)	45,899,092

Principal
Amount
	CORPORATE BONDS: 27.7%

	Aerospace & Defense: 0.4%
	General Dynamics Corp.,
$300,000	5.375%, 08/15/2015	297,429

	Capital Markets: 0.7%
	Goldman Sachs Group, Inc.
200,000	6.875%, 01/15/2011	209,212
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	270,541
		479,753
	Chemicals: 1.4%
	Du Pont E.I. De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	963,254

	Commercial Banks: 1.3%
	BB&T Corp.
1,000,000	4.900%, 06/30/2017	936,510

	Commercial Services & Supplies: 1.5%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	1,010,500

	Communications Equipment: 2.9%
	Cisco Systems, Inc.
2,000,000	5.500%, 02/22/2016	1,980,068

	Computers & Peripherals: 0.3%
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	242,604

	Diversified Financial Services: 4.4%
	CIT Group, Inc.
2,000,000	5.000%, 02/01/2015	1,880,206
	Countrywide Home Loans, Inc.,
750,000	4.000%, 03/22/2011	708,474
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	478,694
		3,067,374
	Diversified Telecommunication Services: 0.6%
	AT&T Corp.,
415,000	6.000%, 03/15/2009	418,497

	Energy Equipment & Services: 1.1%
	PHI, Inc.
800,000	7.125%, 04/15/2013	788,000

	Food: 0.8%
	McCormick & Co., Inc.,
500,000	3.350%, 04/15/2009	485,059
	Sara Lee Corp.,
75,000	6.000%, 01/15/2008	75,195
		560,254

	Food Products: 0.6%
	Kraft Foods, Inc.
400,000	5.250%, 10/01/2013	390,002

	Holding & Other Investment Offices: 1.9%
	Colonial Bank
1,283,000	6.375%, 12/01/2015	1,303,942

	Household Durables: 2.0%
	Leggett & Platt, Inc.
1,500,000	4.650%, 11/15/2014	1,418,012

	Household Products: 0.6%
	Procter & Gamble Co.
450,000	3.500%, 12/15/2008	438,119

	Insurance: 1.1%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	734,216

	IT Services: 2.8%
	First Data Corp.
2,000,000	4.850%, 10/01/2014	1,941,292

	Marine: 0.3%
	International Shipholding Corp.
200,000	7.750%, 10/15/2007	200,500

	Road & Rail: 0.2%
	CSX Transportation, Inc.,
125,000	7.770%, 04/01/2010	131,814

	Specialty Retail: 2.8%
	The Home Depot, Inc.
2,000,000	5.400%, 03/01/2016	1,928,978

	TOTAL CORPORATE BONDS
	(Cost $19,543,237)	19,231,118

Shares	SHORT-TERM INVESTMENT: 5.7%

3,967,106	Federated Cash Trust Money Market	3,967,106

	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,967,106)	3,967,106

	TOTAL INVESTMENTS: 99.6%
	(Cost $60,056,981)	69,097,316
	Other Assets in Excess of Liabilities: 0.4%	278,277
	TOTAL NET ASSETS: 100.0%	$69,375,593

*	Non income producing security.

	The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows*:

	Cost of investments	$60,056,981
	Gross unrealized appreciation	10,106,075
	Gross unrealized depreciation	(1,065,740)
	Net unrealized appreciation	$9,040,335

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/Robert M. Slotky
              Robert M. Slotky, President

Date    July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
                 Robert M. Slotky, President

Date    July 19, 2007

By (Signature and Title)*    /s/Eric W. Falkeis
            Eric W. Falkeis, Treasurer

Date    July 27, 2007

•	Print the name and title of each signing officer under his or her signature.